STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Common Stock

During the six months ended June 30, 2012, America West issued 600,000 common shares to repay an accrued liability of $109,892. The fair value of the shares was determined to be $109,892 based on the market value of the common stock on the date issued.

During the six months ended June 30, 2012, America West issued the Chairman of the board of directors 29,516 common shares to compensate him in part for paying a liability of $29,516.  The fair value of the shares was $6,275.

During the six months ended June 30, 2012, America West issued 75,000 common shares for services rendered valued at $14,381.

During the six months ended June 30, 2012, America West issued 1,370,000 common shares with debt payable to related parties. The relative fair value of the shares was determined to be $318,716.

Options

A summary of option transactions for the six months ended June 30, 2012 is as follows:

	Options	Wtd. Avg Exercise Price
Outstanding at December 31, 2011	1,250,625	$2.93
Outstanding at June 30, 2012	1,250,625	$2.93
Exercisable at June 30, 2012	1,250,625	$2.93

At June 30, 2012, the range of exercise prices and the weighted average remaining contractual life of the options outstanding were $0.12 to $5.40 and 1.47 years, respectively. The intrinsic value of the exercisable options outstanding at June 30, 2012 was $0.

Warrants

A summary of warrant transactions for the six months ended June 30, 2012 is as follows:

	Warrants	Wtd. Avg Exercise Price
Outstanding at December 31, 2011	3,568,985	$1.47
Outstanding at June 30, 2012	3,568,985	$1.47
Exercisable at June 30, 2012	3,568,985	$1.47

At June 30, 2012, the range of exercise prices and the weighted average remaining contractual life of the warrants outstanding were $0.12 to $3.60 and 3.95 years, respectively. The intrinsic value of the warrants exercisable at June 30, 2012 was $11,321.